Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Aug. 28, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705	$ 21,900	$ 20,593	$ 17,957	$ 16,443	$ 13,475		$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339	$ 11,978	$ 11,327	$ 10,870	$ 10,412	$ 10,145	$ 10,048	$ 9,455		$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	31,767	29,904	28,973	26,334	23,497	24,288	22,408	20,907	19,506	20,418	24,512	25,877	23,681	23,705	21,900	20,593	17,957	16,443	13,475		17,035	15,614	15,435	14,828	13,002	15,172	14,163	13,633	13,721	12,903	12,339	11,978	11,327	10,870	10,412	10,145	10,048	9,455		10,194	10,180	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	31,767	29,904	28,973	26,334	23,497	24,288	22,408	20,907	19,506	20,418	24,512	25,877	23,681	23,705	21,900	20,593	17,957	16,443	13,475		17,035	15,614	15,435	14,828	13,002	15,172	14,163	13,633	13,721	12,903	12,339	11,978	11,327	10,870	10,412	10,145	10,048	9,455		10,194	10,180	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,660,708	1,618,099	1,523,216	1,475,756	1,341,360	1,196,875	1,237,129	1,141,402	1,064,936	993,577	1,040,009	1,248,528	1,318,104	1,206,198	1,207,426	1,115,510	1,048,935	914,650	837,534	686,348		867,693	795,339	786,199	755,270	662,265	772,791	721,399	694,395	698,900	657,248	628,516	610,118	576,980	553,674	530,351	516,758	511,802	481,606	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	26,290	25,616	24,114	23,362	21,235	18,948	19,585	18,069	16,859	15,729	16,464	19,765	20,867	19,095	19,115	17,659	16,606	14,480	13,259	10,865	$ 10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	47,152	44,038	42,677	39,394	35,358	30,972	31,972	28,342	24,782	24,249	25,154	31,809	34,971	31,326	30,968	27,666	27,408	24,604	21,732	17,000		19,790	17,890	17,628	16,846	14,510	17,251	15,801	14,941	14,733	13,659	12,898	12,322	11,314	11,201	10,711	10,645	10,567	9,846		10,396	10,384	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979		17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471		10,123	10,095	10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	47,152	44,038	42,677	39,394	35,358	30,972	31,972	28,342	24,782	24,249	25,154	31,809	34,971	31,326	30,968	27,666	27,408	24,604	21,732	17,000		19,790	17,890	17,628	16,846	14,510	17,251	15,801	14,941	14,733	13,659	12,898	12,322	11,314	11,201	10,711	10,645	10,567	9,846		10,396	10,384	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979		17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471		10,123	10,095	10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	47,152	44,038	42,677	39,394	35,358	30,972	31,972	28,342	24,782	24,249	25,154	31,809	34,971	31,326	30,968	27,666	27,408	24,604	21,732	17,000		19,790	17,890	17,628	16,846	14,510	17,251	15,801	14,941	14,733	13,659	12,898	12,322	11,314	11,201	10,711	10,645	10,567	9,846		10,396	10,384	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979		17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471		$ 10,123	$ 10,095	$ 10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	2,308,484	2,156,041	2,089,406	1,928,658	1,731,066	1,516,309	1,565,307	1,387,558	1,213,266	1,187,201	1,231,492	1,557,330	1,712,126	1,533,650	1,516,119	1,354,469	1,341,828	1,204,588	1,063,962	832,272		968,878	875,859	863,021	824,755	710,375	844,554	773,610	731,502	721,293	668,709	631,459	603,284	553,936	548,388	524,367	521,165	517,327	482,054	500,000
S&P 500 Index
Account Value [Line Items]
Account Value	1,748,954	1,707,810	1,612,867	1,546,614	1,398,942	1,252,505	1,294,892	1,190,792	1,107,743	1,029,874	1,082,740	1,290,529	1,352,735	1,218,383	1,211,332	1,115,933	1,051,032	937,182	860,357	713,733		$ 887,705	$ 813,886	$ 800,294	$ 767,272	$ 675,131	$ 780,677	$ 724,790	$ 700,728	$ 706,088	$ 662,093	$ 633,701	$ 614,718	$ 579,561	$ 558,213	$ 537,508	$ 524,627	$ 517,650	$ 483,593	$ 500,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	30,527	28,511	27,630	25,504	22,891	20,051	20,699	18,349	16,044	15,699	16,285	20,594	22,641	20,281	20,049	17,911	17,744	15,929	14,070	11,006	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 26,561	$ 25,936	$ 24,494	$ 23,488	$ 21,245	$ 19,021	$ 19,665	$ 18,084	$ 16,823	$ 15,640	$ 16,443	$ 19,599	$ 20,544	$ 18,503	$ 18,396	$ 16,947	$ 15,962	$ 14,233	$ 13,066	$ 10,839	$ 10,000